Operating leases (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Minimum lease payments payable under non-cancellable operating lease	₨ 878,501	₨ 990,859
Not later than one year [member]
Minimum lease payments payable under non-cancellable operating lease	112,358	112,358
Later than one year and not later than five years [member]
Minimum lease payments payable under non-cancellable operating lease	435,566	491,948
Later than five years [member]
Minimum lease payments payable under non-cancellable operating lease	₨ 330,577	₨ 386,553